Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Payroll	R$ 220,372	R$ 207,511	R$ 212,683
Sales and marketing	93,026	67,532	54,212
Depreciation and amortization	54,479	51,474	62,445
Material	16,488	13,023	17,911
Consulting and advisory services	25,729	14,732	11,927
Maintenance	12,774	8,909	6,420
Utilities, cleaning and security	6,472	6,269	7,085
Impairment losses	0	0	51,022
Other expenses	12,418	12,457	14,135
Total	441,758	381,908	437,840
Costs of services	240,924	221,452	211,547
General and administrative expenses	89,344	73,852	125,344
Selling expenses	111,490	86,604	100,949
Classes of employee benefits expense [abstract]
Salaries, bonuses, short-term benefits, related social charges and other employee related expenses	205,644	195,688	186,311
Share-based compensation plan	R$ 14,728	R$ 11,823	R$ 26,372